Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Operating Leases
Operating lease right-of-use assets	$ 24,177	$ 24,823
Total operating lease liabilities	21,925	22,861
Finance Leases
Property and equipment, at cost	431,767	298,619
Accumulated depreciation	(118,691)	(93,653)
Property and equipment, net	313,076	204,966
Total finance lease liabilities	$ 66,594	$ 46,172
Weighted Average Remaining Lease Term
Operating leases	6 years	6 years
Finance leases	13 years	13 years
Weighted Average Discount Rate
Operating leases	3.70%	3.50%
Finance leases	4.50%	4.20%
Finance Lease
Finance Leases
Property and equipment, at cost	$ 82,712	$ 53,876
Accumulated depreciation	(15,431)	(9,861)
Property and equipment, net	67,281	44,015
Other Current Liabilities
Operating Leases
Total operating lease liabilities	5,393	5,424
Finance Leases
Total finance lease liabilities	4,290	3,172
Operating Lease Liabilities
Operating Leases
Total operating lease liabilities	16,532	17,437
Other Long-term Liabilities
Finance Leases
Total finance lease liabilities	$ 62,304	$ 43,000